Hedging Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of hedging financial instruments

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets- current
Fair value hedges
Interest rate futures contracts	$22.4	$0.1
Cash flow hedges
Forward exchange contracts	3.5	—

	$25.9	$0.1

Financial liabilities- current
Fair value hedges
Interest rate futures contracts	$—	$1.2
Cash flow hedges
Forward exchange contracts	1.8	—

	$1.8	$1.2

Interest rate risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges of interest rate risk.

December 31, 2019

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury bonds	US$122.2	March 2020

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 7,364.7	$ (22.4)
December 31, 2020

Hedging Instruments	Contract Amount (US$ in Millions)	Maturity
Interest rate futures contracts - US Treasury bonds	US$88.7	March 2021

Hedged Items	Asset Carrying Amount	Accumulated Amount of Fair Value Hedge Adjustments
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets at FVTOCI	$ 6,198.7	$ 1.1
The effect for the years ended December 31, 2018, 2019 and 2020 is d
e
tailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Interest rate futures contracts - US Treasury bonds	$11.5	$(164.7)	$(353.6)
Hedged Items
Financial assets at FVTOCI	(13.8)	177.8	353.6

	$(2.3)	$13.1	$—

Foreign currency risk [member]
Statement [LineItems]
Summary of Information Related to Hedged Items
The following tables summarize the information relating to the hedges for foreign currency risk.

December 31, 2019

Hedging Instruments	Contract Amount (In Millions)		Maturity	Balance in Other Equity (Continuing Hedges) NT$ (In Millions)
Forward exchange contracts	Sell NT$	1,342.4	January 2020	$(3.8)

Cash flow hedges [member]
Statement [LineItems]
Summary of Hedging Derivative Financial Instruments
The effect for the years ended December 31, 2018, 2019 an
d
 2020 is detailed below:

Hedging Instruments/Hedged Items	Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness
	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Hedging Instruments
Forward exchange contracts	$34.6	$(109.6)	$24.1
Foreign currency deposits	6.4	—	—

	$41.0	$(109.6)	$24.1

Hedged Items
Forecast transaction (capital expenditures)	$(41.0)	$109.6	$(24.1)